Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment Cost Evolution [Line Items]
Amount at beginning of year	$ 308,014	$ 270,905
Decrease of assets assignment	(53,512)	(44,752)	$ (26,685)
Amount at end of year	354,443	308,014	270,905
Depreciation of property, plant and equipment [member]
Disclosure Of Property Plant And Equipment Cost Evolution [Line Items]
Amount at beginning of year	1,475	1,777	993
Additions pending the determination of proved reserves	758	1,112	1,219
Decreases charged to exploration expenses	(591)	(700)	(479)
Decrease of assets assignment		(15)	(89)
Reclassifications to mineral property, wells and related equipment with proved reserves	(581)	(1,004)	(466)
Translation difference	175	305	599
Amount at end of year	$ 1,236	$ 1,475	$ 1,777